Acquisition of Hi-Crush Augusta LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Preferred Interest in Hi-Crush Augusta LLC
On January 31, 2013, the Partnership entered into an agreement with our sponsor to acquire 100,000 preferred units in Augusta, the entity that owns our sponsor’s Augusta facility, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership. A portion of the proceeds of this transaction were used by Augusta to repay assumed bank debt of $33,250 and a one-time distribution of $4,637 to the non-controlling interest. The transaction represented an exchange of ownership interests between entities under common control. As a result, the Class B units were issued at a value of $57,900, offset by the sponsor's historical cost basis in the preferred units of $48,357.
In connection with this acquisition, the Partnership incurred $451 of acquisition related costs during the three months ended March 31, 2013. Such expenses are included in general and administrative expenses in the Partnership's condensed consolidated statement of operations for the three months ended March 31, 2013.
As a preferred unit holder in Augusta, the Partnership voted as a separate class from the common unitholders of Augusta and ranked senior to all other equity classes of Augusta. The preferred units entitled the Partnership to receive a distribution up to $3,750 per quarter, beginning January 1, 2013, plus any unpaid arrearages from prior quarters.
The preferred units in Augusta will automatically convert to common units in Augusta on March 31, 2018 unless (i) there are any arrearages in preferred unit distributions, (ii) the preferred units would not have received, on an as-converted basis, an annualized distribution of at least $10,000 over the preceding four quarters or (iii) the Partnership, with concurrence of the conflicts committee of the board of directors of our General Partner, elects to convert at an earlier time. The number of common units issued upon conversion will be equal to 25% of the then outstanding common units, such that, following the conversion, the Partnership would own 20% of the common units in Augusta.

On April 28, 2014, the Partnership acquired 390,000 common units in Augusta for cash consideration of $224,250. In connection with this acquisition, the Partnership’s preferred equity interest in Augusta was converted into 100,000 common units of Augusta. Following this transaction, the Partnership maintained a 98.0% controlling interest in Augusta's common units, with the sponsor owning the remaining 2.0% of common units.
The Partnership's historical financial information was recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Augusta as if the combination had been in effect since inception of common control. Any material transactions between the Partnership and Augusta have been eliminated. The balance of non-controlling interest as of March 31, 2014 represents the sponsor's interest in Augusta prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recasted net income between the controlling and non-controlling interest, capital transactions between the sponsor have not been allocated on a recasted basis to the common and subordinated unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following tables present our recasted revenues, net income and net income attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Augusta Contribution, as reconciled to the revenues, net income and net income attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Three Months Ended March 31, 2014
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$55,828	$17,583	$(2,833)	$70,578
Net income	$14,263	$7,394	$(3,137)	$18,520
Net income attributable to Hi-Crush Partners LP per limited partner unit	$0.49			$0.64

	Three Months Ended March 31, 2013
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$19,628	$5,057	$(408)	$24,277
Net income	$10,783	$894	$—	$11,677
Net income attributable to Hi-Crush Partners LP per limited partner unit	$0.40			$0.43

Hi-Crush Augusta LLC
On January 31, 2013, the Partnership entered into an agreement with our sponsor to acquire 100,000 preferred units in Augusta, the entity that owns our sponsor’s Augusta facility, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership. A portion of the proceeds of this transaction were used by Augusta to repay assumed bank debt of $33,250 and a one-time distribution of $4,637 to the non-controlling interest. The transaction represented an exchange of ownership interests between entities under common control. As a result, the Class B units were issued at a value of $57,900, offset by the sponsor's historical cost basis in the preferred units of $48,357.
In connection with this acquisition, the Partnership incurred $451 of acquisition related costs during the year ended December 31, 2013, as included in general and administrative expenses.
As a preferred unit holder in Augusta, the Partnership voted as a separate class from the common unitholders of Augusta and ranked senior to all other equity classes of Augusta. The preferred units entitled the Partnership to receive a distribution equal to $3,750 per quarter, beginning January 1, 2013, plus any unpaid arrearages from prior quarters.
The preferred units in Augusta will automatically convert to common units in Augusta on March 31, 2018 unless (i) there are any arrearages in preferred unit distributions, (ii) the preferred units would not have received, on an as-converted basis, an annualized distribution of at least $10,000 over the preceding four quarters or (iii) the Partnership, with concurrence of the conflicts committee of the board of directors of our General Partner, elects to convert at an earlier time. The number of common units issued upon conversion will be equal to 25% of the then outstanding common units, such that, following the conversion, the Partnership would own 20% of the common units in Augusta.
On April 28, 2014, the Partnership acquired 390,000 common units in Augusta for cash consideration of $224,250. In connection with this acquisition, the Partnership’s preferred equity interest in Augusta was converted into 100,000 common units of Augusta. Following this transaction, the Partnership maintained a 98.0% controlling interest in Augusta’s common units, with the sponsor owning the remaining 2.0% of common units.
The Partnership's historical financial information was recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Augusta as if the combination had been in effect since inception of common control. Any material transactions between the Partnership and Augusta have been eliminated. The balance of non-controlling interest as of December 31, 2013 represents the sponsor's interest in Augusta prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recasted net income between the controlling and non-controlling interest, capital transactions between the sponsor have not been allocated on a recasted basis to the common and subordinated unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following tables present our recasted revenues, net income and net income attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Augusta Contribution, as reconciled to the revenues, net income and net income attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Year Ended December 31, 2013
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$141,742	$41,630	$(4,402)	$178,970
Net income	$58,562	$13,681	$(12,199)	$60,044
Net income attributable to Hi-Crush Partners LP per limited partner unit	$2.08			$2.12

	Period from August 16, 2012 Through December 31, 2012
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$28,858	$2,912	$—	$31,770
Net income (loss)	$18,508	$(1,091)	$—	$17,417
Net income attributable to Hi-Crush Partners LP per limited partner unit	$0.68			$0.64